Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 3,828,563	$ 5,977,639	$ 3,398,384